Condensed Consolidated Balance Sheets (Unaudited)	Sep. 30, 2024 USD ($)
CURRENT ASSETS
Cash	$ 716
Accounts Recievable, Related Party	94,873
Prepaid Expenses	59,289
Prepaid Rent	5,000
Total Current Assets	159,878
OTHER ASSETS
Investment Securities, Related Party	17,733
Total Other Assets	17,733
TOTAL ASSETS	177,611
Current Liabilities:
Accounts payable	29,669
Notes Payable	293,819
Accrued payroll taxes	4,241
Accrued Interest	362,533
Accrued Payroll	1,256,630
Other Accrued Expenses	41,423
Bank Overdraft	1,000
Derivative Liability	1,397,274
Total Current Liabilities	5,371,640
Long Term Liabilities:
Notes Payable	0
Total Long Term Liabilities	0
Total Liabilities	5,371,640
STOCKHOLDERS’ EQUITY (DEFICIT)
Common Stock ($.0001 par value) 500,000,000 shares authorized; 5,800,000,000 authorized and 5,258,235 issued and outstanding as of September 30, 2024 and 3,506,366 shares issued and outstanding as of September 30,2023.	527
Additional Paid in capital	14,684,216
Contributed Capital	736,326
Retained Earnings (Deficit)	(20,616,114)
Total Stockholders’ Equity (Deficit)	(5,194,029)
TOTAL LIABILITIES & STOCKHOLDERS’ EQUITY (DEFICIT)	177,611
Series A Preferred Stock [Member]
STOCKHOLDERS’ EQUITY (DEFICIT)
Preferred Stock	1,011
Series AA Preferred Stock [Member]
STOCKHOLDERS’ EQUITY (DEFICIT)
Preferred Stock	0
Series M Preferred Stock [Member]
STOCKHOLDERS’ EQUITY (DEFICIT)
Preferred Stock	3
Series NC Preferred Stock [Member]
STOCKHOLDERS’ EQUITY (DEFICIT)
Preferred Stock	2
Investor [Member]
Current Liabilities:
Due to Investor	20,000
Nonrelated Party [Member]
Current Liabilities:
Unearned Income	1,465,171
Convertible Notes Payable Less unamortized discount	499,880
Related Party [Member]
Current Liabilities:
Unearned Income	0
Convertible Notes Payable Less unamortized discount	0
Long Term Liabilities:
Convertible Notes Payable, Related Parties Less unamortized discount